Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Income (Expenses) with Related Parties
The following table summarizes our transactions with related parties for the three and six months ended June 30, 2026, and 2025:

	Three months ended June 30, 2025	Three months ended June 30, 2026	Six months ended June 30, 2025	Six months ended June 30, 2026
	(in thousands)
Net expenses
Luna Pool Agency Limited	$(1)	$(1)	$(3)	$(6)
Ultranav Business Support ApS	(16)	(12)	(31)	(25)
	$(17)	$(13)	$(34)	$(31)

Schedule of Due from Related Parties
The following table sets out the balances due from related parties as of December 31, 2025, and June 30, 2026:

	December 31, 2025	June 30, 2026
	(in thousands)
Luna Pool Agency Limited	$1,532	$310
Unigas Pool	5,010	8,667
	$6,542	$8,977